THIS AMENDMENT IS BEING FILED TO CORRECT INFORMATION CONCERNING VOTING AUTHORITY (COLUMN 8) RELATED TO WASHINGTON POST CO. REPORTED IN THE ORIGINAL FORM 13F FOR THE QUARTER ENDED SEPTEMBER 30, 2010 THAT WAS FILED ON NOVEMBER 15, 2010. NO OTHER CHANGES ARE BEING MADE TO THE FORM 13F FOR THE QUARTER ENDED SEPTEMBER 30, 2010.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE              January 7, 2011
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               21

Form 13F Information Table Entry Total:         100

Form 13F Information Table Value Total: $48,563,369
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-_____               GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-_____               Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH LLC
18.   28-_____               U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2010

                                                                                  Column 6
                                                                                 Investment
                                                                                 Discretion                         Column 8
                                                     Column 4    Column 5   --------------------                Voting Authority
                              Column 2   Column 3     Market     Shares or         (b)     (c)    Column 7  -----------------------
Column 1                      Title of    CUSIP     Value (In    Principal   (a) Shared- Shared-    Other       (a)       (b)   (c)
Name of Issuer                  Class     Number    Thousands)   Amount $   Sole Defined  Other   Managers      Sole    Shared None
--------------                -------- ----------- ----------- ------------ ---- ------- ------- ---------- ----------- ------ ----
American Express Co.             Com   025816 10 9     723,984   17,225,400         X            4, 2, 5,
                                                                                                 17          17,225,400
                                                       336,014    7,994,634         X            4, 13, 17    7,994,634
                                                     5,054,355  120,255,879         X            4, 14, 17  120,255,879
                                                        81,668    1,943,100         X            4, 3, 17,
                                                                                                 19, 20, 21   1,943,100
                                                        58,830    1,399,713         X            4, 16, 17    1,399,713
                                                        35,298      839,832         X            4, 8, 17       839,832
                                                        82,048    1,952,142         X            4, 17        1,952,142
Bank of America Corp.            Com   060505 10 4      65,512    5,000,000         X            4, 9, 10,
                                                                                                 11, 14,
                                                                                                 17           5,000,000
Bank of New York Mellon Corp.    Com   064058 10 0      52,070    1,992,759         X            4, 1, 14,
                                                                                                 17           1,992,759
Becton Dickinson & Co.           Com   075887 10 9     140,041    1,889,889         X            4, 9, 10,
                                                                                                 11, 14, 17   1,889,889
Coca Cola                        Com   191216 10 0      23,408      400,000         X            4, 17          400,000
                                                       103,932    1,776,000         X            4, 15, 17    1,776,000
                                                       421,672    7,205,600         X            4, 3, 17,
                                                                                                 19, 20, 21   7,205,600
                                                     2,349,086   40,141,600         X            4, 2, 5,
                                                                                                 17          40,141,600
                                                     8,189,617  139,945,600         X            4, 14, 17  139,945,600
                                                       534,826    9,139,200         X            4, 13, 17    9,139,200
                                                        28,090      480,000         X            4, 16, 17      480,000
                                                        53,370      912,000         X            4, 7, 17       912,000
Comcast Corp                   CLA SPL 20030N 20 0       3,179      186,897         X            4, 9, 10,
                                                                                                 11, 14, 17     186,897
Comdisco Holding Co.             Com   200334 10 0      10,964    1,218,199         X            4, 14, 17    1,218,199
                                                         2,727      302,963         X            4, 2, 5,
                                                                                                 17             302,963
                                                           155       17,215         X            4, 13, 17       17,215
ConocoPhillips                   Com   20825C 10 4   1,212,326   21,109,637         X            4, 14, 17   21,109,637
                                                       114,860    2,000,000         X            4, 13, 17    2,000,000
                                                       344,580    6,000,000         X            4, 9, 10,
                                                                                                 11, 14, 17   6,000,000
Costco Wholesale Corp.           Com   22160K 10 5     279,459    4,333,363         X            4, 14, 17    4,333,363
Exxon Mobil Corp.                Com   30231G 10 2      26,063      421,800         X            4              421,800
Fiserv Inc.                      Com   337738 10 8     210,479    3,910,800         X            4, 9, 10,
                                                                                                 11, 14, 17   3,910,800
Gannett Inc.                     Com   364730 10 1      21,283    1,740,231         X            4, 14, 17    1,740,231
General Electric Co.             Com   369604 10 3     126,391    7,777,900         X            4            7,777,900
GlaxoSmithKline                  ADR   37733W 10 5      59,695    1,510,500         X            4, 14, 17    1,510,500
Ingersoll-Rd Company LTD.        CLA   G4776G 10 1      22,712      636,600         X            4              636,000
                                                   -----------
                                                    20,768,694
                                                   -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2010

                                                                                  Column 6
                                                                                 Investment
                                                                                 Discretion                         Column 8
                                                     Column 4    Column 5   --------------------                Voting Authority
                              Column 2   Column 3     Market     Shares or         (b)     (c)    Column 7  -----------------------
Column 1                      Title of    CUSIP     Value (In    Principal   (a) Shared- Shared-    Other       (a)       (b)   (c)
Name of Issuer                  Class     Number    Thousands)   Amount $   Sole Defined  Other   Managers      Sole    Shared None
--------------                -------- ----------- ----------- ------------ ---- ------- ------- ---------- ----------- ------ ----
Johnson & Johnson                Com   478160 10 4     267,822    4,322,500         X            4            4,322,500
                                                       122,349    1,974,648         X            4, 1, 14,
                                                                                                 17           1,974,648
                                                       928,856   14,991,217         X            4, 14, 17   14,991,217
                                                       863,527   13,936,841         X            4, 2, 5,
                                                                                                 17          13,936,841
                                                         8,944      144,357         X            4, 3, 17,
                                                                                                 19, 20, 21     144,357
                                                       132,099    2,132,000         X            4, 2, 5,
                                                                                                 12, 17       2,132,000
                                                        35,627      575,000         X            4, 18          575,000
                                                       281,794    4,548,000         X            4, 9, 10,
                                                                                                 11, 14, 17   4,548,000
Kraft Foods Inc.                 Com   50075N 10 4   1,733,236   56,164,484         X            4, 14, 17   56,164,484
                                                       950,189   30,790,300         X            4, 2, 5,
                                                                                                 17          30,790,300
                                                       308,600   10,000,000         X            4, 3, 17,
                                                                                                 19, 20, 21  10,000,000
                                                         8,017      259,800         X            4, 2, 5,
                                                                                                 12, 17         259,800
                                                       246,880    8,000,000         X            4            8,000,000
Lowes Companies Inc.             Com   548661 10 7     144,885    6,500,000         X            4, 9, 10,
                                                                                                 11, 14, 17   6,500,000
M & T Bank Corporation           Com   55261F 10 4     380,664    4,653,026         X            4, 14, 17    4,653,026
                                                        44,668      546,000         X            4, 9, 10,
                                                                                                 11, 14, 17     546,000
                                                        13,482      164,795         X            4, 13, 17      164,795
Moody's                          Com   615369 10 5     328,596   13,154,356         X            4, 14, 17   13,154,356
                                                       392,671   15,719,400         X            4, 9, 10,
                                                                                                 11, 14, 17  15,719,400
Nalco Holding Co.                Com   62985Q 10 1     154,847    6,142,300         X            4, 9, 10,
                                                                                                 11, 14, 17   6,142,300
Nestle                           ADR   641069 40 6     182,189    3,400,000         X            4, 9, 10,
                                                                                                 11, 14, 17   3,400,000
Nike Inc.                        Com   654106 10 3     291,944    3,642,929         X            4, 9, 10,
                                                                                                 11, 14, 17   3,642,929
Procter & Gamble Co.             Com   742718 10 9   2,236,343   37,291,036         X            4, 14, 17   37,291,036
                                                     1,216,192   20,280,000         X            4, 2, 5,
                                                                                                 17          20,280,000
                                                       374,213    6,240,000         X            4, 13, 17    6,240,000
                                                       374,213    6,240,000         X            4, 3, 17,
                                                                                                 19, 20, 21   6,240,000
                                                        46,777      780,000         X            4, 15, 17      780,000
                                                        93,553    1,560,000         X            4, 7, 17     1,560,000
                                                       262,369    4,375,000         X            4            4,375,000
Sanofi Aventis                   ADR   80105N 10 5      16,243      488,500         X            4, 9, 10,
                                                                                                 11, 14, 17     488,500
                                                        96,296    2,896,133         X            4, 14, 17    2,896,133
                                                         5,629      169,300         X            4, 13, 17      169,300
                                                        16,949      509,742         X            4, 2, 5,
                                                                                                 12, 17         509,742
                                                   -----------
                                                    12,560,663
                                                   -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2010

                                                                                Column 6
                                                                               Investment
                                                                               Discretion                          Column 8
                                                   Column 4    Column 5   --------------------                 Voting Authority
                            Column 2   Column 3     Market     Shares or         (b)     (c)    Column 7  --------------------------
Column 1                    Title of    CUSIP     Value (In    Principal   (a) Shared- Shared-    Other       (a)       (b)     (c)
Name of Issuer                Class     Number    Thousands)   Amount $   Sole Defined  Other   Managers      Sole    Shared   None
--------------              -------- ----------- ----------- ------------ ---- ------- ------- ---------- ----------- ------ -------
Torchmark Corp.                Com   891027 10 4       4,121       77,551         X            4, 1, 14,
                                                                                               17              77,551
                                                      23,899      449,728         X            4, 2, 5,
                                                                                               17             449,728
                                                      88,048    1,656,900         X            4, 14, 17    1,656,900
                                                      33,994      639,700         X            4, 13, 17      639,700
US Bancorp                     Com   902973 30 4     503,904   23,307,300         X            4, 2, 5,
                                                                                               17          23,307,300
                                                     449,022   20,768,826         X            4, 14, 17   20,768,826
                                                     180,851    8,365,000         X            4            8,365,000
                                                     216,200   10,000,000         X            4, 3, 17,
                                                                                               19, 20, 21  10,000,000
                                                      47,002    2,174,000         X            4, 2, 5,
                                                                                               12, 17       2,174,000
                                                      37,727    1,745,000         X            4, 18        1,745,000
                                                      57,926    2,679,300         X            4, 9, 10,
                                                                                               11, 14, 17   2,679,300
USG Corporation                Com   903293 40 5     225,182   17,072,192         X            4, 14, 17   17,072,192
United Parcel Service Inc.     Com   911312 10 6      95,313    1,429,200         X            4            1,429,200
Wal-Mart Stores, Inc.          Com   931142 10 3   2,038,638   38,091,142         X            4, 14, 17   38,091,142
                                                      50,630      946,000         X            4, 9, 10,
                                                                                               11, 14, 17     946,000
Washington Post Co.           Cl B   939640 10 8     357,194      894,304         X            4, 14, 17                     894,304
                                                      59,237      148,311         X            4, 5, 1,
                                                                                               6, 14, 17                     148,311
                                                     258,884      648,165         X            4, 13, 17                     648,165
                                                      14,772       36,985         X            4, 15, 17                      36,985
Wells Fargo & Co. Del          Com   949746 10 1   1,609,496   64,085,046         X            4, 2, 5,
                                                                                               17          64,085,046
                                                     317,534   12,643,200         X            4, 3, 17,
                                                                                               19, 20, 21  12,643,200
                                                     962,232   38,313,040         X            4, 13, 17   38,313,040
                                                      70,021    2,788,000         X            4, 15, 17    2,788,000
                                                      25,115    1,000,000         X            4, 17        1,000,000
                                                   3,955,608  157,499,839         X            4, 14, 17  157,499,839
                                                      40,428    1,609,720         X            4, 16, 17    1,609,720
                                                      42,695    1,700,000         X            4, 8, 17     1,700,000
                                                      20,594      820,000         X            4, 7, 17       820,000
                                                     552,530   22,000,000         X            4, 9, 10,
                                                                                               11, 14, 17  22,000,000
                                                     401,840   16,000,000         X            4, 1, 6,
                                                                                               14, 17      16,000,000
                                                     200,920    8,000,000         X            4            8,000,000
                                                      67,810    2,700,000         X            4, 2, 5,
                                                                                               12, 17       2,700,000
                                                      50,230    2,000,000         X            4, 18        2,000,000
                                                     131,854    5,250,000         X            4, 1, 14,
                                                                                               17           5,250,000
Wesco Finl Corp.               Com   950817 10 6   2,042,561    5,703,087         X            4, 3, 17     5,703,087
                                                 -----------
                                                  15,234,012
                                                 -----------
                GRAND TOTAL                      $48,563,369
                                                 ===========